Other comprehensive income (loss) - Disclosure of accumulated other comprehensive income (loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign Currency Translation
Beginning Balance	$ (49,936,000)	$ (43,034,000)	$ (39,956,000)
Other comprehensive income (loss) before reclassifications	(6,847,000)	(6,902,000)	(3,078,000)
Reclassification adjustment for (gains) losses included in net income (loss)	6,847,000	6,902,000	3,078,000
Net change	(6,847,000)	(6,902,000)	(3,078,000)
Ending Balance	(56,783,000)	(49,936,000)	(43,034,000)
Adjustment of pension and postretirement benefit plans
Beginning Balance	(203,836,000)	205,408,000	(211,610,000)
Other comprehensive income (loss) before reclassification	(13,671,000)	(9,453,000)	(5,164,000)
Amounts reclassified from accumulated other comprehensive income (loss) for amortization of net losses	14,691,000	13,141,000	13,684,000
Amounts reclassified from accumulated other comprehensive income (loss) for amortization of prior service credit	0	(2,116,000)	(2,318,000)
Net change	1,020,000	1,572,000	6,202,000
Ending Balance	(202,816,000)	(203,836,000)	205,408,000
Unrealized net holding gains (losses) on debt securities
Beginning Balance	(173,811,000)	(102,775,000)	(69,003,000)
Other comprehensive (loss) income before reclassifications	265,950,000	(71,036,000)	(40,446,000)
Other-than-temporary impairment amounts reclassified from accumulated other comprehensive (loss) income	0	0	6,740,000
Amounts reclassified from accumulated other comprehensive (loss) income for gains on securities	16,000	0	(66,000)
Net change	265,966,000	(71,036,000)	(33,772,000)
Ending Balance	92,155,000	(173,811,000)	(102,775,000)
Unrealized holding gains on equity securities
Beginning Balance	0	605,000	685,000
Reclassification to retained earnings due to cumulative effect of accounting change	0	(605,000)	0
Other comprehensive income before reclassifications	0	0	121,000
Amounts reclassified from accumulated other comprehensive (loss) income for gains on securities	0	0	(201,000)
Net change	0	(605,000)	(80,000)
Ending Balance	0	0	605,000
Unrealized net (losses) gain on cash flow hedges
Beginning Balance	(391,000)	(40,000)	(402,000)
Reclassification to retained earnings due to cumulative effect of accounting change	(50,000)	0	0
Other comprehensive income (loss) before reclassification	(4,439,000)	326,000	(790,000)
Amounts reclassified from other accumulated other comprehensive income (loss)	2,386,000	(677,000)	1,152,000
Net change	(2,103,000)	(351,000)	362,000
Ending Balance	(2,494,000)	(391,000)	(40,000)
Accumulated other comprehensive (loss) income	$ (169,938,000)	$ (427,974,000)	$ (350,652,000)